Financial assets at FVTOCI - Details of financial assets at FVTOCI (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	₩ 82,071,637		₩ 42,922,671
Equity securities	1,427,885		875,074
Loans	10,241		0
Total	83,499,522	$ 57,803,137	43,797,745
Korean treasury and government agencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	20,371,690		7,787,052
Financial institutions
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	32,931,685		25,339,937
Corporates
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	10,108,432		3,032,609
Bond denominated in foreign currencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	12,974,851		6,763,073
Securities Loaned
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	5,674,738		0
Debt Securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	82,061,396		42,922,671
Equity securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Equity securities	₩ 1,427,885		₩ 875,074